Consolidated Balance Sheets Details - Intangibles Assets Useful Life (Details)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Acquired Technology
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible assets, remaining useful life	3 years 4 months 8 days	4 years 4 months 24 days
Intellectual property
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible assets, remaining useful life	8 years 5 months 14 days	7 years 8 months 12 days
Other acquired intangibles
Intangible Assets, Weighted average remaining useful lives [Line Items]
Intangible assets, remaining useful life	5 years 14 days	6 years